Share-based compensation - Performance shares (Detail) - Performance share plans	12 Months Ended
	Dec. 31, 2025 shares € / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares € / shares	Dec. 31, 2024 shares $ / shares
EUR
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period (in shares)	6,466,838	6,466,838	5,392,035	5,392,035
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at beginning of period (in euros per share) | € / shares	€ 24.41		€ 27.22
Number of other equity instruments granted in share-based payment arrangement (in shares)	1,994,246	1,994,246	2,265,462	2,265,462
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in euros per share) | € / shares	€ 21.94		€ 28.94
Notional Dividends (in shares)	269,210	269,210	218,782	218,782
Weighted average exercise price notional dividends (in euros per share) | € / shares	€ 24.63		€ 24.35
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	(333,321)	(333,321)	(169,524)	(169,524)
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement (in euros per share) | € / shares	€ 20.73		€ 50.30
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	(336,681)	(336,681)	(451,052)	(451,052)
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement (in euros per share) | € / shares	€ 24.93		€ 25.07
Number of other equity instruments adjusted quantity (in shares)	(1,801,626)	(1,801,626)	(788,865)	(788,865)
Weighted average exercise price of other equity instruments adjusted quantity (in euros per share) | € / shares	€ 20.52		€ 50.65
Number of other equity instruments outstanding in share-based payment arrangement at end of period (in shares)	6,258,667	6,258,667	6,466,838	6,466,838
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period (in euros per share) | € / shares	€ 24.92		€ 24.41
US Dollar
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period (in shares)	4,190,628	4,190,628	3,261,048	3,261,048
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at beginning of period (in euros per share) | $ / shares		$ 26.89		$ 29.73
Number of other equity instruments granted in share-based payment arrangement (in shares)	1,522,255	1,522,255	1,733,891	1,733,891
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in euros per share) | $ / shares		$ 24.81		$ 31.07
Notional Dividends (in shares)	187,657	187,657	142,892	142,892
Weighted average exercise price notional dividends (in euros per share) | $ / shares		$ 27.25		$ 26.85
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	(166,326)	(166,326)	(80,151)	(80,151)
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement (in euros per share) | $ / shares		$ 21.98		$ 61.37
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	(525,643)	(525,643)	(489,195)	(489,195)
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement (in euros per share) | $ / shares		$ 27.08		$ 28.35
Number of other equity instruments adjusted quantity (in shares)	(942,807)	(942,807)	(377,857)	(377,857)
Weighted average exercise price of other equity instruments adjusted quantity (in euros per share) | $ / shares		$ 21.98		$ 61.37
Number of other equity instruments outstanding in share-based payment arrangement at end of period (in shares)	4,265,764	4,265,764	4,190,628	4,190,628
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period (in euros per share) | $ / shares		$ 27.42		$ 26.89